Derivative financial instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	€ 17,985	€ 22,454
Negative fair value	2,186	2,362
Total derivatives – Hedging
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	784,125	801,110
Total derivatives – Hedging | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	784,125	801,110
Forward contracts | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	549,499	481,110
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	234,626	320,000
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	17,985	22,454
Positive fair value	17,985	22,454
Negative fair value held for hedging	(2,186)	(2,362)
Negative fair value	(2,186)	(2,362)
At fair value | Forward contracts | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	9,679	13,075
Negative fair value held for hedging	(2,186)	(2,362)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	8,306	9,379
Negative fair value held for hedging	€ 0	€ 0